Foreign exchange variations recorded as a result of foreign investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	R$ 3,862,128	R$ 16,791,857	R$ 1,512,322
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(6,374,108)	(30,374,869)	(2,776,601)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	275,052	311,819	(106,497)
Tax effect of derivative contracts used as hedge - IR / CS	R$ 2,236,928	R$ 13,271,193	R$ 1,370,776